UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

May 14, 2015 to June 14, 2015

Commission File Number of issuing entity: 333-181822-04

SMART ABS SERIES 2014-1US TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-181822

MACQUARIE LEASING PTY LIMITED

(Exact name of depositor and sponsor as specified in its charter)

Australia	98-1157643
(State or other jurisdiction of incorporation or organization of issuing entity)	(IRS Employer Identification Number of issuing entity)

Level 3 9 Hunter Street Sydney, NSW 2000, Australia	Not Applicable
(Address of principal executive offices)	(Zip Code)

+ 61 (2) 8232-3333

(Telephone Number, Including Area Code)

Not Applicable

(Former Name of Former Address, if Changed Since Last Report)

	Registered/reporting pursuant to (check one)			Name of Exchange (if Section 12(b)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1 Notes			☒
Class A-2a Notes			☒
Class A-2b Notes			☒
Class A-3a Notes			☒
Class A-3b Notes			☒
Class A-4a Notes			☒
Class A-4b Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒  No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of SMART ABS Series 2014-1US Trust for the distribution period commencing on May 14, 2015 and ending on June 14, 2015 is set forth in the attached Monthly Servicer Report.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Significant Enhancement Provider Information.

None.

Item 8. Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to SMART ABS Series 2014-1US Trust for the distribution period commencing on May 14, 2015 and ending on June 14, 2015. Macquarie Leasing Pty Limited most recently filed a Form ABS-15G with the SEC on January 27, 2015 with respect to all asset-backed securities securitized by it. Macquarie Leasing Pty Limited’s CIK number is 0001549785.

Item 9. Exhibits.

Exhibit 99.1.	Monthly Servicer Report for the distribution period commencing on May 14, 2015 and ending on June 14, 2015.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MACQUARIE LEASING PTY LIMITED
(Depositor)

/s/ Karleen Munns
Name: Karleen Munns
Title: Executive Director

Date: June 22, 2015

EXHIBITS INDEX

Exhibit 99.1.	Monthly Servicer Report for the distribution period commencing on May 14, 2015 and ending on June 14, 2015.